Intangible assets - Components and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Beginning balance	$ 66,465	$ 64,920
Ending balance	73,833	66,465
Cost
Intangible assets
Beginning balance	209,998	198,524
Additions	18,182	12,245
Disposals	(4,514)	(19)
Effect of movements in exchange rates	(1,294)	(752)
Ending balance	222,372	209,998
Amortization and impairment losses
Intangible assets
Beginning balance	(143,533)	(133,604)
Amortization	(9,550)	(9,966)
Disposals	4,514	13
Effect of movements in exchange rates	30	(24)
Ending balance	(148,539)	(143,533)
Goodwill
Intangible assets
Beginning balance	7,563	8,299
Ending balance	6,271	7,563
Goodwill | Cost
Intangible assets
Beginning balance	7,563	8,299
Effect of movements in exchange rates	(1,292)	(736)
Ending balance	6,271	7,563
Software (mostly development costs)
Intangible assets
Beginning balance	58,165	55,651
Ending balance	66,001	58,165
Software (mostly development costs) | Cost
Intangible assets
Beginning balance	194,506	182,296
Additions	17,084	12,245
Disposals		(19)
Effect of movements in exchange rates	(2)	(16)
Ending balance	211,588	194,506
Software (mostly development costs) | Amortization and impairment losses
Intangible assets
Beginning balance	(136,341)	(126,645)
Amortization	(9,276)	(9,733)
Disposals		13
Effect of movements in exchange rates	30	24
Ending balance	(145,587)	(136,341)
Dry docking
Intangible assets
Beginning balance		85
Dry docking | Cost
Intangible assets
Beginning balance	4,514	4,514
Disposals	(4,514)
Ending balance		4,514
Dry docking | Amortization and impairment losses
Intangible assets
Beginning balance	(4,514)	(4,429)
Amortization		(85)
Disposals	4,514
Ending balance		(4,514)
Other intangible assets
Intangible assets
Beginning balance	737	885
Ending balance	1,561	737
Other intangible assets | Cost
Intangible assets
Beginning balance	3,415	3,415
Additions	1,098
Ending balance	4,513	3,415
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning balance	(2,678)	(2,530)
Amortization	(274)	(148)
Ending balance	$ (2,952)	$ (2,678)